Segment Information - Summary of Net Revenues by Geographic Area (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenue	¥ 4,551,662	$ 659,929	¥ 2,852,277	¥ 1,831,077
PRC
Segment Reporting Information [Line Items]
Total net revenue	4,275,398	619,874	2,737,596	1,706,086
Southeast Asia
Segment Reporting Information [Line Items]
Total net revenue	194,477	28,197	114,681	124,991
India
Segment Reporting Information [Line Items]
Total net revenue	¥ 81,787	$ 11,858	¥ 0	¥ 0